Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

(18) Subsequent Events

Debt Amendments

On February 27, 2017, TMCL II entered into an amendment of the TMCL II Secured Debt Facility which replaced the interest coverage ratio with a debt service coverage ratio. If the debt service coverage ratio is less than 1.20x, a sweep event is triggered which effectively restricts TMCL II’s ability to request new advances and requires TMCL II to make principal payments to the extent of all available funds. If the debt service coverage ratio is less than 1.05x, it triggers an early amortization event in which TMCL II is required to make principal payments to the extent of all available funds. The amendment also increased the interest margin from 1.70% to 2.25% prior to the conversion date, September 15, 2017, and 2.7% to 3.25% subsequent to the conversion date. TMCL II is also required to pay an additional 0.50% step up warehouse fee during the sweep event.

On February 27, 2017, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which replaced interest coverage ratio with a debt service coverage ratio. If the debt service coverage ratio is less than 1.20x, a sweep event is triggered which effectively restricts TMCL IV’s ability to request new advance and requires TMCL IV to make principal payments to the extent of all available funds. If the debt service coverage ratio is less than 1.05x, an early amortization event is triggered in which TMCL IV is required to make principal payments to the extent of all available funds. The amendment also increased the interest margin from 1.95% to 2.50%. During an early amortization event or a sweep event, TMCL IV is also required to pay an additional 0.50% step up warehouse fee during prior to February 18, 2018 and 1.50% after February 18, 2018. If there is no sweep event after February 18, 2018, the step up warehouse Fee will be at 1.00%.

On February 27, 2017, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which replaced the interest coverage ratio with a debt service coverage ratio. An early amortization event, in which TAP Funding is required to make principal payment to the extent of all available funds, will be trigged if the debt service coverage ratio is less than 1.10 for fiscal quarters ending on or before March 31, 2018, or 1.2x for fiscal quarters ending on or after June 30, 2018.

On February 27, 2017, TL entered into amendments of each the TL Revolving Credit Facility and the TL Revolving Credit Facility II. The amendments implemented a minimum fixed charge coverage ratio for TGH as the guarantor and a new schedule of periodical minimum interest coverage ratios for TL as the borrower. The interest margin and commitment fee was increased to a range between 1.50% and 2.50% and between 0.275% to 0.375%, which varies based on TGH’s leverage, on both TL Revolving Credit Facility and the TL Revolving Credit Facility II. The advance rate will be gradually lowered beginning in July 2017. TL is also required to maintain a minimum liquidity level and has restricted ability to fund or invest in its subsidiaries.

On February 27, 2017, TL entered into amendment of the TL Term Loan. The amendments implemented a minimum fixed charge coverage ratio for TGH as the guarantor and a new schedule of periodical minimum interest coverage ratios for TL as the borrower. The interest margin was increased a range between 1.50% to 2.50%, which varies based on TGH’s leverage. The advance rate will be gradually lowered beginning in July 2017. TL is also required to maintain a minimum liquidity level and has restricted ability to fund or invest in its subsidiaries.